Company Balance Sheet Movement of Reserves (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Beginning balance	$ 4,446	$ 4,409		$ 4,409		$ 4,538		$ 5,007
(Loss) Profit for the period	(716)	1,067		2,033		1,875		1,603	[1]
Other comprehensive income (expense) for the period	15	4		16		(12)		(22)
Total comprehensive (expense) income	(701)	1,071		2,049		1,863		1,581
Exercise of share options	2	23		28		23		12
Conversion of equity awards to liability awards								(5)
Share-based compensation of the Company	7	7		14		14		12
Dividends to equity holders of the Company	(1,025)	(2,054)		(2,054)		(2,053)		(2,069)
Ending balance	2,729	3,456		4,446		4,409		4,538
Capital reserve
Beginning balance	87	87		87		87		87
Ending balance	87	87		87		87		87
Share premium
Beginning balance	1,491	1,457		1,457		1,428		1,411
Exercise of share options	2	23		28		23		12
Transfer to share premium upon exercise of share options	1	4		6		6		5
Ending balance	1,494	1,484		1,491		1,457		1,428
Share-based compensation reserves
Beginning balance	97	92		92		88		89
Conversion of equity awards to liability awards								(5)
Transfer to share premium upon exercise of share options	(1)	(4)		(6)		(6)		(5)
Forfeiture of share options	(3)	(1)		(3)		(4)		(3)
Share-based compensation of the Company	7	7		14		14		12
Ending balance	100	94		97		92		88
Currency translation reserve
Beginning balance	(12)	(28)		(28)		(16)		6
Other comprehensive income (expense) for the period	15	4		16		(12)		(22)
Total comprehensive (expense) income	15	4		16		(12)		(22)
Ending balance	3	(24)		(12)		(28)		(16)
Retained earnings
Beginning balance	2,696	2,714		2,714		2,864		3,327
(Loss) Profit for the period	(716)	1,067		2,033		1,875		1,603
Total comprehensive (expense) income	(716)	1,067		2,033		1,875		1,603
Forfeiture of share options	3	1		3		4		3
Dividends to equity holders of the Company	(1,025)	(2,054)		(2,054)		(2,053)		(2,069)
Ending balance	958	1,728		2,696		2,714		2,864
Parent Company [Member]
Beginning balance	1,819	2,035	[2]	2,035	[2]
Ending balance				1,819		2,035	[2]
Parent Company [Member] | Reserves [Member]
Beginning balance	1,738	1,954		1,954		1,782		2,198
(Loss) Profit for the period				1,792		2,192		1,645
Other comprehensive income (expense) for the period				4		(4)		(11)
Total comprehensive (expense) income				1,796		2,188		1,634
Exercise of share options				28		23		12
Conversion of equity awards to liability awards								(5)
Transfer to share premium upon exercise of share options				0		0		0
Forfeiture of share options				0		0		0
Share-based compensation of the Company				14		14		12
Dividends to equity holders of the Company				(2,054)		(2,053)		(2,069)
Ending balance				1,738		1,954		1,782
Parent Company [Member] | Capital reserve
Beginning balance	106	106		106		106		106
(Loss) Profit for the period				0		0		0
Other comprehensive income (expense) for the period				0		0		0
Total comprehensive (expense) income				0		0		0
Exercise of share options				0		0		0
Conversion of equity awards to liability awards								0
Transfer to share premium upon exercise of share options				0		0		0
Forfeiture of share options				0		0		0
Share-based compensation of the Company				0		0		0
Dividends to equity holders of the Company				0		0		0
Ending balance				106		106		106
Parent Company [Member] | Share premium
Beginning balance	1,491	1,457		1,457		1,428		1,411
(Loss) Profit for the period				0		0		0
Other comprehensive income (expense) for the period				0		0		0
Total comprehensive (expense) income				0		0		0
Exercise of share options				28		23		12
Conversion of equity awards to liability awards								0
Transfer to share premium upon exercise of share options				6		6		5
Forfeiture of share options				0		0		0
Share-based compensation of the Company				0		0		0
Dividends to equity holders of the Company				0		0		0
Ending balance				1,491		1,457		1,428
Parent Company [Member] | Share-based compensation reserves
Beginning balance	58	53		53		49		50
(Loss) Profit for the period				0		0		0
Other comprehensive income (expense) for the period				0		0		0
Total comprehensive (expense) income				0		0		0
Exercise of share options				0		0		0
Conversion of equity awards to liability awards								(5)
Transfer to share premium upon exercise of share options				(6)		(6)		(5)
Forfeiture of share options				(3)		(4)		(3)
Share-based compensation of the Company				14		14		12
Dividends to equity holders of the Company				0		0		0
Ending balance				58		53		49
Parent Company [Member] | Currency translation reserve
Beginning balance	(14)	(18)		(18)		(14)		(3)
(Loss) Profit for the period				0		0		0
Other comprehensive income (expense) for the period				4		(4)		(11)
Total comprehensive (expense) income				4		(4)		(11)
Exercise of share options				0		0		0
Conversion of equity awards to liability awards								0
Transfer to share premium upon exercise of share options				0		0		0
Forfeiture of share options				0		0		0
Share-based compensation of the Company				0		0		0
Dividends to equity holders of the Company				0		0		0
Ending balance				(14)		(18)		(14)
Parent Company [Member] | Retained earnings
Beginning balance	$ 97	$ 356		356		213		634
(Loss) Profit for the period				1,792		2,192		1,645
Other comprehensive income (expense) for the period				0		0		0
Total comprehensive (expense) income				1,792		2,192		1,645
Exercise of share options				0		0		0
Conversion of equity awards to liability awards								0
Transfer to share premium upon exercise of share options				0		0		0
Forfeiture of share options				3		4		3
Share-based compensation of the Company				0		0		0
Dividends to equity holders of the Company				(2,054)		(2,053)		(2,069)
Ending balance				$ 97		$ 356		$ 213

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.